CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Series B-3 Convertible Redeemable Preferred Stock CNY (¥) shares	Ordinary shares Series B-4 Convertible Redeemable Preferred Stock CNY (¥) shares	Ordinary shares Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares CNY (¥) shares	Ordinary shares Series C-2 Convertible Redeemable Preferred Stock CNY (¥) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital Series B-3 Convertible Redeemable Preferred Stock CNY (¥)	Additional paid-in capital Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares CNY (¥)	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Accumulated deficit Series B-3 Convertible Redeemable Preferred Stock CNY (¥)	Accumulated deficit Series B-4 Convertible Redeemable Preferred Stock CNY (¥)	Accumulated deficit Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares CNY (¥)	Accumulated deficit Series C-2 Convertible Redeemable Preferred Stock CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income/loss CNY (¥)	Non-controlling interests CNY (¥)	Series B-3 Convertible Redeemable Preferred Stock CNY (¥)	Series B-4 Convertible Redeemable Preferred Stock CNY (¥)	Series A-1, A-2, B-1, B-2 and B-3 convertible redeemable preferred shares CNY (¥)	Series C-2 Convertible Redeemable Preferred Stock CNY (¥)	USD ($)	CNY (¥)
Balance, beginning of the year at Dec. 31, 2017							¥ 184			¥ 13,455						¥ (425,324)								¥ (411,685)
Balance, beginning of the year (in shares) at Dec. 31, 2017 | shares							289,001,405
Increase (Decrease) in Stockholders' Equity
Net income/(loss)																40,518								40,518
Share-based compensation										5,111														5,111
Share-based compensation (in shares) | shares							19,684,607
Accretion on redeemable non-controlling interests to redemption value																(1,025)								(1,025)
Accretions of convertible redeemable preferred shares to redemption value										(19,864)						(100,196)								(120,060)
Shareholder's contribution										1,298														1,298
Foreign currency translation adjustment																	¥ 231							231
Balance, end of the year at Dec. 31, 2018							¥ 184									(486,027)	231							(485,612)
Balance, end of the year (in shares) at Dec. 31, 2018 | shares							308,686,012
Increase (Decrease) in Stockholders' Equity
Net income/(loss)																(25,755)		¥ (156)						(25,911)
Share-based compensation										64,387														64,387
Share-based compensation (in shares) | shares							1,609,789
Share repurchase											¥ (2,333)													(2,333)
Share repurchase (in shares) | shares							(2,561,468)				2,561,468
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering	¥ 81	¥ 66					¥ (147)
Re-designation of ordinary shares into Class A and Class B ordinary shares upon initial public offering (in shares) | shares	141,766,682	96,082,700					(237,849,382)
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering	¥ 508									1,877,739														1,878,247
Re-designation of Preferred Shares into Class A ordinary shares upon initial public offering (in shares) | shares	726,015,520
Re-designation of Series A-1 into Series B-3 convertible redeemable preferred shares										(1,409)						(25,378)								(26,787)
Re-designation of ordinary shares			¥ (10)	¥ (7)	¥ (11)	¥ (9)		¥ (1,157)	¥ (25,749)			¥ (28,799)	¥ (20,261)	¥ (284,224)	¥ (36,968)				¥ (29,966)	¥ (20,268)	¥ (309,984)	¥ (36,977)
Re-designation of ordinary shares (in shares) | shares			(17,215,818)	(11,643,239)	(28,480,894)	(12,545,000)
Share issuance upon initial public offering, net of issuance costs	¥ 24									86,214														86,238
Share issuance upon initial public offering, net of issuance costs (in shares) | shares	34,500,000
Accretion on redeemable non-controlling interests to redemption value																(1,808)								(1,808)
Accretions of convertible redeemable preferred shares to redemption value																(449,130)								(449,130)
Shareholder's contribution										242														242
Capital injection from non-controlling interests																		6,895						6,895
Foreign currency translation adjustment																	(3,285)							(3,285)
Balance, end of the year at Dec. 31, 2019	¥ 613	¥ 66								2,000,267	¥ (2,333)					(1,358,350)	(3,054)	6,739						643,948
Balance, end of the year (in shares) at Dec. 31, 2019 | shares	902,282,202	96,082,700									2,561,468
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	¥ 0	¥ 0					¥ 0			0	¥ 0					(280,231)	0	889					$ (42,811)	(279,342)
Share-based compensation										39,277														39,277
Share repurchase											¥ (11,748)													(11,748)
Share repurchase (in shares) | shares	(12,996,125)										12,996,125
Capital injection from non-controlling interests																		520						520
Foreign currency translation adjustment																	(4,843)							(4,843)
Issuance of ordinary shares upon exercise of share-based awards	¥ 8																							8
Issuance of ordinary shares upon exercise of share-based awards (in shares) | shares	12,138,965
Cancellation of share-based compensation (in shares) | shares	(250,447)
Others										1,149														1,149
Balance, end of the year at Dec. 31, 2020	¥ 621	¥ 66					¥ 0			¥ 2,040,693	¥ (14,081)					¥ (1,638,581)	¥ (7,897)	¥ 8,148					$ 59,612	¥ 388,969
Balance, end of the year (in shares) at Dec. 31, 2020 | shares	901,174,595	96,082,700					0				15,557,593